CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	¥ 460,513	$ 65,852	¥ 383,956	¥ 537,402
Cost of revenues	(434,694)	(62,160)	(463,118)	(614,010)
Gross loss	25,819	3,692	(79,162)	(76,608)
Operating expenses:
Selling expenses	(52,184)	(7,462)	(48,626)	(56,299)
General and administrative expenses	(212,967)	(30,454)	(404,372)	(330,078)
Impairment of long-term investments	(22,160)	(3,169)
Operating loss	(261,492)	(37,393)	(532,160)	(462,985)
Interest expense (including interest expense to related party amounting to RMB14,308, RMB18,988 and RMB8,445 (US$1,208) for the years ended December 31, 2023, 2024 and 2025, respectively)	(152,326)	(21,782)	(193,199)	(165,669)
Foreign exchange (loss) gain, net	(12,039)	(1,722)	(17,468)	10,149
Interest income (including interest income from related party amounting to RMB6,813, RMB7,359 and RMB7,158 (US$1,024) for the years ended December 31, 2023, 2024 and 2025, respectively)	9,684	1,385	13,982	10,832
Change in fair value of derivative liability			166	5,207
Income from equity method investments	13,047	1,866	12,696	20,789
Loss on disposal of a subsidiary			48,497	(638)
Other expenses, net	(7,701)	(1,101)	(9,264)	(10,777)
Gain/ (loss) on sale of partial interests in an equity method investment	37,471	5,358	(120)	37,498
Changes in fair value of short-term investments			7,290
Loss before income tax	(373,356)	(53,389)	(669,580)	(555,594)
Income tax benefit/(expense)	(6,064)	(867)	17,505	24,573
Net loss	(379,420)	(54,256)	(652,075)	(531,021)
Net loss attributable to noncontrolling interests	286,609	40,985	343,832	233,363
Net loss attributable to Concord Medical Services Holdings Limited	¥ (92,811)	$ (13,271)	¥ (308,243)	¥ (297,658)
Weighted average number of class A and class B ordinary shares outstanding:
Basic | (per share)	¥ (0.71)	$ (0.1)	¥ (2.35)	¥ (2.27)
Diluted | (per share)	¥ (0.71)	$ (0.1)	¥ (2.35)	¥ (2.27)
Weighted average number of class A and class B ordinary shares outstanding:
Basic | shares	131,053,858	131,053,858	131,053,858	131,053,858
Diluted | shares	131,053,858	131,053,858	131,053,858	131,053,858
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	¥ 16,409	$ 2,346	¥ (7,630)	¥ (6,480)
Unrealized losses on available-for-sale securities, net	(14,625)	(2,091)	(4,299)	(31,173)
Total other comprehensive income (loss), net of tax	1,784	255	(11,929)	(37,653)
Comprehensive loss	(377,636)	(54,001)	(664,004)	(568,674)
Comprehensive loss attributable to noncontrolling interests	(286,608)	(40,985)	(343,832)	(233,363)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(91,028)	(13,016)	(320,172)	(335,311)
Equipment leasing revenues
Revenues, net of value-added tax	6,185	884	9,356	16,737
Cost of revenues	(8,489)	(1,214)	(8,034)	(14,824)
Services and other revenues
Revenues, net of value-added tax	374,629	53,571	292,455	420,201
Cost of revenues	(354,003)	(50,621)	(372,063)	(500,068)
Medicine income
Revenues, net of value-added tax	79,699	11,397	82,145	100,464
Cost of revenues	¥ (72,202)	$ (10,325)	¥ (83,021)	¥ (99,118)